March 30, 2020

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: Vanguard New York Tax-Free Funds (the Trust)

File No. 33-2908

Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the Prospectus and Statement of Additional Information with respect to the above-referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.

/s/Laura J. Merianos

Principal, Funds, Finance & Governance

The Vanguard Group, Inc.

Enclosures

cc:Lisa N. Larkin

U. S. Securities and Exchange Commission